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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-21260
                                   ---------------------------------------------

                           CM Advisers Family of Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

       805 Las Cimas Parkway, Suite 430       Austin, Texas       78746
--------------------------------------------------------------------------------
             (Address of principal executive offices)           (Zip code)

                              John F. Splain, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (512) 329-0050
                                                    ----------------------------

Date of fiscal year end:         February 28, 2010
                          -----------------------------

Date of reporting period:        May 31, 2009
                          -----------------------------

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.     SCHEDULE OF INVESTMENTS.

CM ADVISERS FUND
SCHEDULE OF INVESTMENTS
MAY 31, 2009 (UNAUDITED)

--------------------------------------------------------------------------------
COMMON STOCKS - 82.4%                                     SHARES       VALUE
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 14.3%
   DIVERSIFIED CONSUMER SERVICES - 2.9%
   CPI Corporation                                       286,730   $  3,819,244
                                                                   ------------
   HOUSEHOLD DURABLES - 4.2%
   Ethan Allen Interiors, Inc.                            81,785      1,002,684
   Leggett & Platt, Inc.                                 100,650      1,477,542
   MDC Holdings, Inc.                                     21,775        668,710
   Toll Brothers, Inc. *                                 130,775      2,429,800
                                                                   ------------
                                                                      5,578,736
                                                                   ------------
   LEISURE EQUIPMENT & PRODUCTS - 0.2%
   Artic Cat, Inc.                                        73,565        294,996
   Eastman Kodak Company                                   7,930         20,697
                                                                   ------------
                                                                        315,693
                                                                   ------------
   MEDIA - 4.5%
   Comcast Corporation - Class A Special                  12,900        167,700
   News Corporation - Class A                            226,200      2,212,236
   Walt Disney Company (The)                             146,375      3,545,202
                                                                   ------------
                                                                      5,925,138
                                                                   ------------
   MULTI-LINE RETAIL - 0.6%
   J. C. Penney Company, Inc.                             29,435        767,959
                                                                   ------------
   SPECIALTY RETAIL - 1.9%
   Cost Plus, Inc. *                                     252,052        425,968
   Pacific Sunwear of California, Inc. *                 349,000      1,497,210
   Talbots, Inc. (The)                                   167,925        562,549
                                                                   ------------
                                                                      2,485,727
                                                                   ------------
CONSUMER STAPLES - 17.5%
   BEVERAGES - 4.5%
   Coca-Cola Company (The)                               121,520      5,973,923
                                                                   ------------
   FOOD & STAPLES RETAILING - 8.0%
   Walgreen Company                                      134,820      4,016,288
   Wal-Mart Stores, Inc.                                 131,825      6,556,976
                                                                   ------------
                                                                     10,573,264
                                                                   ------------
   FOOD PRODUCTS - 0.7%
   General Mills, Inc.                                    17,240        882,343
                                                                   ------------
   HOUSEHOLD PRODUCTS - 4.3%
   Colgate-Palmolive Company                              74,875      4,938,006
   Procter & Gamble Company (The)                         12,900        670,026
                                                                   ------------
                                                                      5,608,032
                                                                   ------------
FINANCIALS - 8.7%
   COMMERCIAL BANKS - 2.7%
   Wells Fargo & Company                                 140,817      3,590,833
                                                                   ------------
   CONSUMER FINANCE - 3.1%
   American Express Company                              165,960      4,124,106
                                                                   ------------

See accompanying notes to the schedule of investments.

CM ADVISERS FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------
COMMON STOCKS - 82.4% (CONTINUED)                         SHARES       VALUE
--------------------------------------------------------------------------------
FINANCIALS - 8.7% (CONTINUED)
   INSURANCE - 2.9%
   Marsh & McLennan Companies, Inc.                      202,142   $  3,824,527
                                                                   ------------
HEALTH CARE - 5.0%
   HEALTH CARE PROVIDERS & SERVICES - 5.0%
   UnitedHealth Group, Inc.                              246,625      6,560,225
                                                                   ------------
INDUSTRIALS - 14.8%
   AIR FREIGHT & LOGISTICS - 1.4%
   FedEx Corporation                                      15,235        844,476
   United Parcel Service, Inc. - Class B                  20,380      1,042,233
                                                                   ------------
                                                                      1,886,709
                                                                   ------------
   BUILDING PRODUCTS - 2.5%
   Masco Corporation                                     317,475      3,289,041
                                                                   ------------
   COMMERCIAL SERVICES & SUPPLIES - 2.4%
   Avery Dennison Corporation                            115,349      3,179,019
                                                                   ------------
   ELECTRICAL EQUIPMENT - 0.9%
   Emerson Electric Company                               37,915      1,216,692
                                                                   ------------
   INDUSTRIAL CONGLOMERATES - 6.6%
   3M Company                                            117,305      6,698,115
   General Electric Company                              142,495      1,920,833
                                                                   ------------
                                                                      8,618,948
                                                                   ------------
   PROFESSIONAL SERVICES - 0.4%
   CDI Corporation                                        40,764        457,780
   LECG Corporation *                                     23,900         69,788
                                                                   ------------
                                                                        527,568
                                                                   ------------
   ROAD & RAIL - 0.2%
   YRC Worldwide, Inc. *                                 105,930        273,299
                                                                   ------------
   TRADING COMPANIES & DISTRIBUTORS - 0.4%
   Lawson Products, Inc.                                  45,090        505,008
                                                                   ------------
INFORMATION TECHNOLOGY - 19.6%
   COMPUTERS & PERIPHERALS - 4.1%
   Dell, Inc. *                                          349,375      4,045,763
   Hutchinson Technology, Inc. *                         286,600        604,726
   Seagate Technology                                     89,165        776,627
                                                                   ------------
                                                                      5,427,116
                                                                   ------------
   ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.9%
   Maxwell Technologies, Inc. *                            7,340         83,382
   Newport Corporation *                                 186,700      1,090,328
                                                                   ------------
                                                                      1,173,710
                                                                   ------------
   IT SERVICES - 1.9%
   Automatic Data Processing, Inc.                        66,450      2,525,764
                                                                   ------------

See accompanying notes to the schedule of investments.

CM ADVISERS FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------
COMMON STOCKS - 82.4% (CONTINUED)                         SHARES       VALUE
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY - 19.6% (CONTINUED)
   SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.8%
   Applied Materials, Inc.                               332,405   $  3,742,880
   Cohu, Inc.                                                700          6,447
   Intel Corporation                                     200,000      3,144,000
   MEMC Electronic Materials, Inc. *                       1,000         19,290
   Texas Instruments, Inc.                                36,000        698,400
                                                                   ------------
                                                                      7,611,017
                                                                   ------------
   SOFTWARE - 6.9%
   Microsoft Corporation                                 435,995      9,107,936
                                                                   ------------
MATERIALS - 2.5%
   CHEMICALS - 2.5%
   E.I. du Pont de Nemours & Company                     115,485      3,287,858
                                                                   ------------
TOTAL COMMON STOCKS (Cost $148,684,950)                            $108,659,435
                                                                   ------------

--------------------------------------------------------------------------------
EXCHANGE-TRADED FUNDS - 3.4%                              SHARES       VALUE
--------------------------------------------------------------------------------
Financial Select Sector SPDR Fund (The)
   (Cost $9,849,692)                                     361,330   $  4,462,426
                                                                   ------------

--------------------------------------------------------------------------------
MONEY MARKET FUNDS - 14.6%                                SHARES       VALUE
--------------------------------------------------------------------------------
Evergreen Institutional Treasury Money Market Fund -
   Institutional Class, 0.14% (a) (Cost $19,274,832)  19,274,832   $ 19,274,832
                                                                   ------------

TOTAL INVESTMENTS AT VALUE - 100.4%
   (Cost $177,809,474)                                             $132,396,693

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4%)                         (560,706)
                                                                   ------------

TOTAL NET ASSETS - 100.0%                                          $131,835,987
                                                                   ============

--------------------
*     Non-income producing security.
(a) Variable rate security. The rate shown is the 7-day effective yield as of May 31, 2009.

See accompanying notes to the schedule of investments.

CM ADVISERS FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
MAY 31, 2009 (UNAUDITED)

--------------------------------------------------------------------------------
CORPORATE BONDS - 69.5%                                PAR VALUE       VALUE
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 17.1%
   AUTO COMPONENTS - 1.5%
   Johnson Controls, Inc., 5.50%, due 01/15/16        $  400,000   $    362,567
                                                                   ------------
   HOTELS, RESTAURANTS & LEISURE - 2.7%
   Marriott International, Inc.,
      6.375%, due 06/15/17                               400,000        373,881
   Starbucks Corporation, 6.25%, due 08/15/17            300,000        286,642
                                                                   ------------
                                                                        660,523
                                                                   ------------
   HOUSEHOLD DURABLES - 1.2%
   Newell Rubbermaid, Inc., 6.25%, due 04/15/18          185,000        155,167
   Toll Brothers, Inc., 5.15%, due 05/15/15              150,000        126,051
                                                                   ------------
                                                                        281,218
                                                                   ------------
   MEDIA - 4.2%
   Comcast Corporation,
      6.30%, due 11/15/17                                200,000        205,028
      5.70%, due 05/15/18                                400,000        396,756
   Gannett Company, Inc., 6.375%, due 04/01/12           300,000        226,200
   McGraw-Hill Companies, Inc. (The),
      5.90%, due 11/15/17                                200,000        181,153
                                                                   ------------
                                                                      1,009,137
                                                                   ------------
   MULTI-LINE RETAIL - 2.4%
   Kohl's Corporation,
      6.25%, due 12/15/17                                500,000        509,241
      6.00%, due 01/15/33                                100,000         80,700
                                                                   ------------
                                                                        589,941
                                                                   ------------
   SPECIALTY RETAIL - 5.1%
   Home Depot, Inc. (The), 5.40%, due 03/01/16           600,000        588,584
   Staples, Inc.,
      7.75%, due 04/01/11                                500,000        525,762
      9.75%, due 01/15/14                                100,000        110,263
                                                                   ------------
                                                                      1,224,609
                                                                   ------------
CONSUMER STAPLES - 12.0%
   BEVERAGES - 3.9%
   Coca-Cola Company (The), 5.35%, due 11/15/17          600,000        628,202
   PepsiCo, Inc., 5.00%, due 06/01/18                    300,000        301,940
                                                                   ------------
                                                                        930,142
                                                                   ------------
   FOOD & STAPLES RETAILING - 2.2%
   Wal-Mart Stores, Inc., 6.50%, due 08/15/37            500,000        536,598
                                                                   ------------
   FOOD PRODUCTS - 2.5%
   Kraft Foods, Inc., 6.125%, due 02/01/18               600,000        612,255
                                                                   ------------
   HOUSEHOLD PRODUCTS - 1.2%
   Church & Dwight Company, Inc., 6.00%, due 12/15/12    300,000        297,750
                                                                   ------------
   PERSONAL PRODUCTS - 2.2%
   Estee Lauder Companies, Inc. (The), 6.00%,
      due 05/15/37                                       700,000        521,198
                                                                   ------------

See accompanying notes to the schedule of investments.

CM ADVISERS FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------
CORPORATE BONDS - 69.5% (CONTINUED)                    PAR VALUE       VALUE
--------------------------------------------------------------------------------
ENERGY - 4.3%
   ENERGY EQUIPMENT & SERVICES - 2.7%
   Transocean, Inc., 6.00%, due 03/15/18              $  200,000   $    200,424
   Weatherford International Ltd.,
       6.35%, due 06/15/17                               200,000        187,215
       6.00%, due 03/15/18                               300,000        266,604
                                                                   ------------
                                                                        654,243
                                                                   ------------
   OIL, GAS & CONSUMABLE FUELS - 1.6%
   Valero Energy Corporation, 6.125%, due 06/15/17       400,000        384,373
                                                                   ------------
FINANCIALS - 5.1%
   COMMERCIAL BANKS - 2.0%
   Wells Fargo & Company, 5.625%, due 12/11/17           500,000        475,882
                                                                   ------------
   CONSUMER FINANCE - 3.1%
   American Express Company, 7.00%, due 03/19/18         800,000        764,065
                                                                   ------------
HEALTH CARE - 4.1%
   HEALTH CARE PROVIDERS & SERVICES - 2.3%
   UnitedHealth Group, Inc., 6.00%, due 02/15/18         600,000        560,578
                                                                   ------------
   PHARMACEUTICALS - 1.8%
   Johnson & Johnson, 5.15%, due 07/15/18                400,000        419,248
                                                                   ------------
INDUSTRIALS - 11.7%
   AEROSPACE & DEFENSE - 0.9%
   United Technologies Corporation,
      5.375%, due 12/15/17                               200,000        205,511
                                                                   ------------
   BUILDING PRODUCTS - 1.9%
   Masco Corporation,
      5.85%, due 03/15/17                                400,000        316,008
      7.75%, due 08/01/29                                240,000        154,792
                                                                   ------------
                                                                        470,800
                                                                   ------------
   COMMERCIAL SERVICES & SUPPLIES - 3.1%
   Pitney Bowes, Inc., 5.75%, due 09/15/17               200,000        201,026
   R.R. Donnelley & Sons Company,
      6.125%, due 01/15/17                               400,000        339,278
      11.25%, due 02/01/19                               200,000        207,423
                                                                   ------------
                                                                        747,727
                                                                   ------------
   ELECTRICAL EQUIPMENT - 1.7%
   Emerson Electric Company, 5.25%, due 10/15/18         400,000        408,282
                                                                   ------------
   MACHINERY - 0.5%
   Dover Corporation, 5.45%, due 03/15/18                115,000        116,028
                                                                   ------------
   PROFESSIONAL SERVICES - 0.8%
   Dun & Bradstreet Corporation (The), 6.00%, due 04     200,000        201,045
                                                                   ------------
   ROAD & RAIL - 2.8%
   CSX Corporation, 6.25%, due 03/15/18                  500,000        479,743


See accompanying notes to the schedule of investments.

CM ADVISERS FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------
CORPORATE BONDS - 69.5% (CONTINUED)                    PAR VALUE       VALUE
--------------------------------------------------------------------------------
INDUSTRIALS - 11.7% (CONTINUED)
   ROAD & RAIL - 2.8% (CONTINUED)
   Union Pacific Corporation, 5.70%, due 08/15/18     $  200,000   $    190,757
                                                                   ------------
                                                                        670,500
                                                                   ------------
INFORMATION TECHNOLOGY - 7.9%
   COMPUTERS & PERIPHERALS - 3.7%
   Dell, Inc., 5.65%, due 04/15/18                       400,000        404,976
   International Business Machines Corporation,
      7.625%, due 10/15/18                               250,000        295,092
   Seagate Technology HDD Holdings,
      6.375%, due 10/01/11                               200,000        187,000
                                                                   ------------
                                                                        887,068
                                                                   ------------
   ENERGY EQUIPMENT & SERVICES - 1.8%
   Corning, Inc., 7.25%, due 08/15/36                    500,000        431,683
                                                                   ------------
   IT SERVICES - 2.4%
   Western Union Company (The),
      5.93%, due 10/01/16                                600,000        576,863
      6.20%, due 11/17/36                                 25,000         20,189
                                                                   ------------
                                                                        597,052
                                                                   ------------
MATERIALS - 5.6%
   CHEMICALS - 2.1%
   E.I. du Pont de Nemours & Company,
      6.00%, due 07/15/18                                475,000        505,116
                                                                   ------------
   CONTAINERS & PACKAGING - 0.2%
   Ball Corporation, 6.875%, due 12/15/12                 50,000         48,813
                                                                   ------------
   METALS & MINING - 3.3%
   Alcoa, Inc., 5.72%, due 02/23/19                      600,000        475,145
   Nucor Corporation, 5.85%, due 06/01/18                300,000        308,013
                                                                   ------------
                                                                        783,158
                                                                   ------------
UTILITIES - 1.7%
   MULTI-UTILITIES - 1.7%
   Consolidated Edison, Inc., 5.85%, due 04/01/18        400,000        417,696
                                                                   ------------

TOTAL CORPORATE BONDS (Cost $16,380,180)                           $ 16,774,806
                                                                   ------------

--------------------------------------------------------------------------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 6.2%            PAR VALUE       VALUE
--------------------------------------------------------------------------------
U.S. TREASURY BONDS - 6.2%
   5.00%, due 05/15/37                                $  500,000   $    552,266
   4.50%, due 05/15/38                                   500,000        513,281
   3.50%, due 02/15/39                                   500,000        430,860
                                                                   ------------
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
   (Cost $1,574,276)                                               $  1,496,407
                                                                   ------------

--------------------------------------------------------------------------------
CLOSED-END FUNDS - 0.6%                                   SHARES      VALUE
--------------------------------------------------------------------------------
Western Asset Managed High Income Fund, Inc.
   (Cost $102,481)                                        27,500   $    133,925
                                                                   ------------

See accompanying notes to the schedule of investments.

CM ADVISERS FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------
MONEY MARKET FUNDS - 22.1%                               SHARES       VALUE
--------------------------------------------------------------------------------
Evergreen Institutional Treasury Money Market Fund -
   Institutional Class, 0.14% (a) (Cost $5,336,603)    5,336,603   $  5,336,603
                                                                   ------------
TOTAL INVESTMENTS AT VALUE - 98.4%
   (Cost $23,393,540)                                              $ 23,741,741

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.6%                            384,786
                                                                   ------------
TOTAL NET ASSETS - 100.0%                                          $ 24,126,527
                                                                   ============

(a) Variable rate security. The rate shown is the 7-day effective yield as of May 31, 2009.

See accompanying notes to the schedule of investments.

CM ADVISERS FAMILY OF FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
MAY 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

1.    SECURITIES VALUATION

The investments of the CM Advisers Fund and the CM Advisers Fixed Income Fund (the "Funds") are carried at market value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. It is expected that fixed income securities will ordinarily be traded in the over-the-counter market. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Funds' net asset value calculations) or which cannot be accurately valued using the Funds' normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board of Trustees. A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Funds' normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Financial Accounting Standards Board's Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in the three broad levels listed below:

      o     Level 1 - quoted prices in active markets for identical securities
      o     Level 2 - other significant observable inputs
      o     Level 3 - significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value each Fund's investments as of May 31, 2009:

                                                                    CM ADVISERS
                                                     CM ADVISERS    FIXED INCOME
VALUATION INPUTS                                         FUND           FUND
---------------------------------------------        ------------   ------------

Level 1 - Quoted Prices                              $132,396,693   $  5,470,528
Level 2 - Other Significant Observable Inputs                  --     18,271,213
Level 3 - Significant Unobservable Inputs                      --             --
                                                     ------------   ------------
Total                                                $132,396,693   $ 23,741,741
                                                     ============   ============

2.    INVESTMENT TRANSACTIONS

Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

CM ADVISERS FAMILY OF FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

3.    FEDERAL INCOME TAX

The following information is computed on a tax basis as of May 31, 2009:

                                                                  CM ADVISERS
                                                CM ADVISERS       FIXED INCOME
                                                    FUND              FUND
                                               --------------    --------------

Cost of portfolio investments                  $  177,809,474    $   23,393,540
                                               ==============    ==============

Gross unrealized appreciation                  $    6,124,393    $      909,082
Gross unrealized depreciation                     (51,537,174)         (560,881)
                                               --------------    --------------

Net unrealized appreciation (depreciation)     $  (45,412,781)   $      348,201
                                               ==============    ==============

ITEM 2.     CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  CM Advisers Family of Funds
             -------------------------------------------------------------------

By (Signature and Title)*           /s/ Arnold Van Den Berg
                              --------------------------------------------------
                                    Arnold Van Den Berg, Chairman and President

Date        July 1, 2009
      -------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Arnold Van Den Berg
                              -------------------------------------------------
                                    Arnold Van Den Berg, Chairman and President

Date        July 1, 2009
      -------------------------

By (Signature and Title)*           /s/ James D. Brilliant
                              --------------------------------------------------
                                    James D. Brilliant, Treasurer

Date        July 1, 2009
      -------------------------

* Print the name and title of each signing officer under his or her signature.